________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II






                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2002




                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                 1-919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 33.03%

      Auto & Trucks - 3.18%
           General Motors Corporation ................................................                  3,000             $  116,700
                                                                                                                          ----------

      Computers - 1.95%
        (a)EMC Corporation ...........................................................                 10,000                 45,700
        (a)Sun Microsystems, Inc. ....................................................                 10,000                 25,900
                                                                                                                          ----------
                                                                                                                              71,600
                                                                                                                          ----------
      Computer Software & Services - 9.16%
        (a)Cisco Systems, Inc. .......................................................                 23,000                241,040
        (a)Oracle Corporation ........................................................                 12,000                 94,320
                                                                                                                          ----------
                                                                                                                             335,360
                                                                                                                          ----------
      Electronics - 0.10%
        (a)TriQuint Semiconductor, Inc. ..............................................                  1,000                  3,530
                                                                                                                          ----------

      Electronics - Semiconductor - 1.19%
        (a)Agere Systems, Inc. Class A ...............................................                     91                    100
        (a)Agere Systems, Inc. Class B ...............................................                  2,248                  2,226
        (a)Atmel Corporation .........................................................                  2,000                  2,120
        (a)LSI Logic Corporation .....................................................                  1,500                  9,525
           Texas Instruments Incorporated ............................................                  2,000                 29,540
                                                                                                                          ----------
                                                                                                                              43,511
                                                                                                                          ----------
      Entertainment - 2.24%
        (a)AOL Time Warner Inc. ......................................................                  7,000                 81,900
                                                                                                                          ----------

      Financial - Banks, Money Center - 3.36%
           The Bank of New York Company, Inc. ........................................                  2,000                 57,480
           Wachovia Corporation ......................................................                  2,000                 65,380
                                                                                                                          ----------
                                                                                                                             122,860
                                                                                                                          ----------
      Financials - Securities Brokers - 3.70%
           J.P. Morgan Chase & Co. ...................................................                  5,000                 94,950
        (a)LaBranche & Co., Inc. .....................................................                  2,000                 40,500
                                                                                                                          ----------
                                                                                                                             135,450
                                                                                                                          ----------
      Pharmaceuticals - 1.16%
           Schering-Plough Corporation ...............................................                  2,000                 42,640
                                                                                                                          ----------

      Retail - Specialty - 1.66%
           Circuit City Stores - Circuit City Group ..................................                  4,000                 60,600
                                                                                                                          ----------

      Telecommunications - 1.75%
        (a)Lucent Technologies Inc. ..................................................                  8,500                  6,460
        (a)Telefonaktiebolaget LM Ericsson AB - ADR ..................................                 13,000                  4,680
           Nokia Oyj - ADR ...........................................................                  4,000                 53,000
                                                                                                                          ----------
                                                                                                                              64,140
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Transportation - Air - 2.74%
           FedEx Corporation .....................................................                    2,000               $  100,140
                                                                                                                          ----------

      Trucking & Leasing - 0.84%
           Werner Enterprises, Inc. ..............................................                    1,666                   30,621
                                                                                                                          ----------

           Total Common Stocks (Cost $2,261,580) ..........................................................                1,209,052
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                       Principal               Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 51.00%

      A T & T Corporation ...........................  $ 50,000               7.500%               06/01/06                   50,375
      A T & T Corporation ...........................    50,000               8.125%               01/15/22                   43,813
      A T & T Corporation ...........................    50,000               8.125%               07/15/24                   43,375
      A T & T Corporation ...........................   100,000               8.625%               12/01/31                   91,875
      Anheuser-Busch Companies, Inc. ................    25,000               9.000%               12/01/09                   32,312
      Archer Daniels Midland Corporation ............   100,000               6.250%               05/15/03                  102,500
      Archer Daniels Midland Corporation ............    25,000               8.875%               04/15/11                   32,250
      BellSouth Telecommunications ..................    50,000               6.250%               05/15/03                   51,063
      BellSouth Telecommunications ..................    50,000               7.000%               02/01/05                   54,312
      BellSouth Telecommunications ..................   125,000               6.750%               10/15/33                  122,500
      The Boeing Company ............................   150,000               8.750%               09/15/31                  191,250
      The Coca-Cola Company .........................    70,000               8.500%               02/01/22                   91,175
      Du Pont (E.I.) De Nemours & Company ...........    50,000               8.125%               03/15/04                   54,312
      Du Pont (E.I.) De Nemours & Company ...........    50,000               7.950%               01/15/23                   52,375
      Duke Energy Corp ..............................   100,000               6.750%               08/01/25                  100,125
      General Electric Capital Corporation ..........   100,000               8.750%               05/21/07                  121,375
      International Business Machines ...............    50,000               8.375%               11/01/19                   61,500
      Morgan Stanley Group, Inc. ....................    75,000               7.500%               02/01/24                   79,875
      Pacific Bell ..................................   100,000               6.250%               03/01/05                  106,875
      United Parcel Service of America ..............    50,000               8.375%               04/01/20                   65,875
      US West Communications Group ..................    50,000               6.875%               09/15/33                   34,000
      Wachovia Corporation ..........................    75,000               6.375%               04/15/03                   76,781
      Wal-Mart Stores, Inc. .........................    25,000               6.500%               06/01/03                   25,719
      Wal-Mart Stores, Inc. .........................   150,000               8.875%               06/29/11                  152,813
      Wal-Mart Stores, Inc. .........................    25,000               8.500%               09/15/24                   28,344
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,708,290) ..................................................                1,866,769
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.27%

      Government and Agency Portfolio - Institutional Class .........................                169,639              $  169,639
      Liquid Assets Portfolio - Institutional Class .................................                169,639                 169,639
                                                                                                                          ----------

           Total Investment Companies (Cost $339,278) ...............................                                        339,278
                                                                                                                          ----------

Total Value of Investments (Cost $4,309,148 (b)) ....................................                  93.30%             $3,415,099
Other Assets Less Liabilities .......................................................                   6.70%                245,237
                                                                                                      ------              ----------
      Net Assets ....................................................................                 100.00%             $3,660,336
                                                                                                      ======              ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $   401,473
           Unrealized depreciation .........................................................................             (1,295,522)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $  (894,049)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,309,148) .........................................................                 $ 3,415,099
      Cash ............................................................................................                     272,553
      Income receivable ...............................................................................                      34,795
      Other assets ....................................................................................                       2,346
                                                                                                                        -----------

           Total assets ...............................................................................                   3,724,793
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      35,418
      Payable for fund shares redeemed ................................................................                      29,039
                                                                                                                        -----------

           Total liabilities ..........................................................................                      64,457
                                                                                                                        -----------

NET ASSETS
      (applicable to 434,302 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 3,660,336
                                                                                                                        ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($3,660,336 / 434,302 shares) ...................................................................                 $      8.43
                                                                                                                        ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $8.43) ...........................................................................                 $      8.74
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,485,132
      Accumulated net investment loss .................................................................                     (15,677)
      Accumulated net realized loss on investments ....................................................                  (1,915,070)
      Net unrealized depreciation on investments ......................................................                    (894,049)
                                                                                                                        -----------
                                                                                                                        $ 3,660,336
                                                                                                                        ===========
















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................              $       778
           Dividends .....................................................................................                   93,424
                                                                                                                        -----------

               Total income ..............................................................................                   94,202
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   19,635
           Fund administration fees (note 2) .............................................................                    5,727
           Distribution and service fees - Investor Class Shares (note 3) ................................                   16,363
           Custody fees ..................................................................................                    3,198
           Registration and filing administration fees (note 2) ..........................................                    1,685
           Fund accounting fees (note 2) .................................................................                   13,827
           Audit fees ....................................................................................                    6,457
           Legal fees ....................................................................................                    5,811
           Securities pricing fees .......................................................................                    3,538
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    6,273
           Shareholder servicing expenses ................................................................                    4,361
           Registration and filing expenses ..............................................................                    4,350
           Printing expenses .............................................................................                    4,804
           Trustee fees and meeting expenses .............................................................                    1,940
           Other operating expenses ......................................................................                    2,910
                                                                                                                        -----------

               Total expenses ............................................................................                  109,879
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (15,677)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (1,930,709)
      Decrease in unrealized depreciation on investments .................................................                  309,205
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,621,504)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,637,181)
                                                                                                                        ===========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                       2002 (a)             2002
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................                 $   (15,677)       $   (32,633)
         Net realized (loss) gain from investment transactions .....................                  (1,930,709)            23,133
         (Decrease) increase in unrealized depreciation on investments .............                     309,205           (589,869)
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .................                  (1,637,181)          (599,369)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ............................                           0           (266,478)
                                                                                                     -----------        -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ......                  (4,445,102)        (1,533,436)
                                                                                                     -----------        -----------

                     Total decrease in net assets ..................................                  (6,082,283)        (2,399,283)

NET ASSETS

     Beginning of period ...........................................................                   9,742,619         12,141,902
                                                                                                     -----------        -----------

     End of period .................................................................                 $ 3,660,336        $ 9,742,619
                                                                                                     ===========        ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                            Year ended
                                                                   September 30, 2002 (a)                     March 31, 2002

                                                                  Shares             Value              Shares             Value
                                                               ---------------------------------------------------------------------

Shares sold .............................................            4,032        $    39,697             42,946        $   481,631

Shares issued for reinvestment of distributions .........                0                  0             24,226            266,239
                                                               -----------        -----------        -----------        -----------

                                                                     4,032             39,697             67,172            747,870

Shares redeemed .........................................         (473,151)        (4,484,799)          (202,292)        (2,281,306)
                                                               -----------        -----------        -----------        -----------

     Net decrease .......................................         (469,119)       $(4,445,102)          (135,120)       $(1,533,436)
                                                               ===========        ===========        ===========        ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended     Year ended     Year ended     Year ended     Year ended
                                                          September 30,     March 31,      March 31,      March 31,      March 31,
                                                             2002 (a)         2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...............       $     10.78    $     11.69    $     20.98    $     15.32    $     14.51

      (Loss) income from investment operations
           Net investment (loss) income ............             (0.04)         (0.04)         (0.01)          0.01           0.06
           Net realized and unrealized (loss) gain
               on investments ......................             (2.31)         (0.58)         (5.70)          6.99           2.02
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations ....             (2.35)         (0.62)         (5.71)          7.00           2.08
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ...................              0.00           0.00           0.00          (0.01)         (0.06)
           Net realized gain from investment transactions         0.00          (0.29)         (3.58)         (1.33)         (1.21)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions .................              0.00          (0.29)         (3.58)         (1.34)         (1.27)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .....................       $      8.43    $     10.78    $     11.69    $     20.98    $     15.32
                                                           ===========    ===========    ===========    ===========    ===========

Total return (c) ...................................            (21.87)%        (5.28)%       (28.82)%        46.68 %        14.67 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ....................       $ 3,660,336    $ 9,742,619    $12,141,902    $16,487,247    $11,056,274
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.36 %(b)      2.48 %         1.99 %         1.95 %         2.15 %
           After expense reimbursements and waived fees           3.36 %(b)      2.48 %         1.99 %         1.95 %         2.15 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.48)%(b)     (0.30)%        (0.05)%         0.06 %         0.40 %
           After expense reimbursements and waived fees          (0.48)%(b)     (0.30)%        (0.05)%         0.06 %         0.40 %

      Portfolio turnover rate ......................              5.97 %        12.57 %        55.35 %        34.93 %        70.65 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of sales charge.

See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2002, the Distributor retained sales charges in the amount of $117.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $16,363 of such expenses under the Plan for the period ended September 30, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $306,400 and $2,751,219, respectively, for the period ended September 30, 2002.

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including Capital Value Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:

                                                                        Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0

                  (This page was intentionally left blank)

                  (This page was intentionally left blank)

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                     FOR THE PERIOD ENDED SEPTEMBER 30, 2002




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                             Atlanta, Georgia 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Earnest Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity              Value
                                                               Principal             Rate               Date               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.22%

      A.I.D. - Equador ...................................      $ 63,415            7.050%            05/01/15            $   75,004
      A.I.D. - Ivory Coast ...............................       166,273            8.100%            12/01/06               169,994
      A.I.D. - Peru ......................................       103,940            8.350%            01/01/07               106,511
      Attransco Title XI .................................       363,024            6.120%            04/01/08               389,947
      B.A.L.T. Conway Partnership Title XI ...............        64,432           10.750%            11/15/03                65,236
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ................................       593,545            6.820%            04/25/13               665,783
      Federal Home Loan Mortgage Corp ....................       400,000            5.750%            05/15/09               447,000
      Lawrence Steamship Company Title XI ................       108,267            7.270%            09/01/03               108,980
      Small Business Administration 98-B .................       740,649            6.150%            02/01/18               820,236
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $2,626,498) ....................................             2,848,691
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 13.23%

      Federal Housing Authority Project Loan
           Downtowner Apartments .........................       128,787            8.375%            11/01/11               149,454
           Reilly #046 ...................................       154,628            6.970%            06/01/14               161,103
           USGI #87 ......................................       351,104            7.430%            08/01/23               359,716
                                                                                                                          ----------

           Total U.S. Government Insured Obligations (Cost $640,521) .........................................               670,273
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 24.31%

      Burlington North Santa Fe ..........................       676,000            2.625%            01/01/10               564,461
      California Infrastructure SDG&E Series 1997-1 ......       250,000            6.370%            12/26/09               285,204
      Continental Airlines Inc. ..........................       382,120            7.750%            07/02/14               382,085
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,193,055) .....................................................             1,231,750
                                                                                                                          ----------

PRIVATE MORTGAGE BACKED SECURITY - 0.07%

      National Housing Partnership .......................         3,331            9.500%            05/01/03                 3,342
           (Cost $3,331)                                                                                                  ----------


INVESTMENT COMPANIES - 4.70% .............................                                             Shares
                                                                                                      --------

      AIM Short Term Prime Fund A ........................................................             119,423               119,423
      Performance Funds Money Market A ...................................................             119,423               119,423
                                                                                                                          ----------

           Total Investment Companies (Cost $238,846) ........................................................               238,846
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $4,702,251 (a)) .........................................               98.53 %          $4,992,902
Other Assets less Liabilities ............................................................                1.47 %              74,463
                                                                                                        ------            ----------
      Net Assets .........................................................................              100.00 %          $5,067,365
                                                                                                        ======            ==========




      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...........................................................................           $  307,930
           Unrealized depreciation ...........................................................................              (17,279)
                                                                                                                         ----------

               Net unrealized appreciation ...................................................................           $  290,651
                                                                                                                         ==========






























See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,702,251) .........................................................                 $ 4,992,902
      Income receivable ...............................................................................                      68,723
      Other assets ....................................................................................                         110
      Due from advisor (note 2) .......................................................................                      12,073
                                                                                                                        -----------

           Total assets ...............................................................................                   5,073,808
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                       3,597
      Disbursements in excess of cash on demand deposit ...............................................                       2,846
                                                                                                                        -----------

           Total liabilities ..........................................................................                       6,443
                                                                                                                        -----------

NET ASSETS
      (applicable to 467,012 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 5,067,365
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,067,365 / 467,012 shares) ...................................................................                 $     10.85
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 5,107,792
      Undistributed net investment income .............................................................                       6,553
      Accumulated net realized loss on investments ....................................................                    (337,631)
      Net unrealized appreciation on investments ......................................................                     290,651
                                                                                                                        -----------
                                                                                                                        $ 5,067,365
                                                                                                                        ===========





















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $ 186,113
           Dividends .....................................................................................                    1,787
                                                                                                                          ---------

               Total income ..............................................................................                  187,900
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   13,046
           Fund administration fees (note 2) .............................................................                    3,624
           Custody fees ..................................................................................                    1,253
           Registration and filing administration fees (note 2) ..........................................                    1,270
           Fund accounting fees (note 2) .................................................................                   13,790
           Audit fees ....................................................................................                    7,510
           Legal fees ....................................................................................                    4,251
           Securities pricing fees .......................................................................                    1,336
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    8,376
           Shareholder servicing expenses ................................................................                    2,006
           Registration and filing expenses ..............................................................                    2,498
           Printing expenses .............................................................................                    1,205
           Trustee fees and meeting expenses .............................................................                    2,006
           Other operating expenses ......................................................................                    2,507
                                                                                                                          ---------

               Total expenses ............................................................................                   73,678
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (34,521)
                    Investment advisory fees waived (note 2) .............................................                  (13,046)
                                                                                                                          ---------

               Net expenses ..............................................................................                   26,111
                                                                                                                          ---------

                    Net investment income ................................................................                  161,789
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   47,942
      Decrease in unrealized depreciation on investments .................................................                  385,381
                                                                                                                          ---------

           Net realized and unrealized gain on investments ...............................................                  433,323
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 595,112
                                                                                                                          =========





See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                      2002 (a)              2002
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income ......................................................                $  161,789          $  345,716
         Net realized gain from investment transactions .............................                    47,942              24,224
         Decrease (increase) in unrealized depreciation on investments ..............                   385,381            (162,667)
                                                                                                     ----------          ----------

              Net increase in net assets resulting from operations ..................                   595,112             207,273
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income ......................................................                  (155,279)           (345,678)
                                                                                                     ----------          ----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) .......                (1,163,943)           (700,719)
                                                                                                     ----------          ----------

                     Total decrease in net assets ...................................                  (724,110)           (839,124)

NET ASSETS

     Beginning of period ............................................................                 5,791,475           6,630,599
                                                                                                     ----------          ----------

     End of period   (including undistributed net investment income of $6,553
                      at September 30, 2002 and $43 at March 31, 2002) ..............                $5,067,365          $5,791,475
                                                                                                     ==========          ==========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Period ended                           Year ended
                                                                  September 30, 2002 (a)                    March 31, 2002

                                                               Shares               Value              Shares               Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................          7,610         $    80,325              40,696          $  415,787

Shares issued for reinvestment of distributions ........         12,866             135,644              29,697             305,024
                                                             ----------          ----------          ----------          ----------

                                                                 20,476             215,969              70,393             720,811

Shares redeemed ........................................       (128,200)         (1,379,912)           (138,076)         (1,421,530)
                                                             ----------          ----------          ----------          ----------

     Net decrease ......................................       (107,724)        $(1,163,943)            (67,683)         $ (700,719)
                                                             ==========          ==========          ==========          ==========




See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended   Year ended    Year ended    Year ended    Year ended
                                                               September 30,   March 31,     March 31,     March 31,     March 31,
                                                                 2002 (a)        2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................     $     10.08   $     10.32   $      9.84   $     10.30   $     10.31

      Income from investment operations
           Net investment income .........................            0.30          0.59          0.61          0.60          0.62
           Net realized and unrealized gain (loss)
               on investments ............................            0.76         (0.24)         0.48         (0.46)        (0.01)
                                                               -----------   -----------   -----------   -----------   -----------

               Total from investment operations ..........            1.06          0.35          1.09          0.14          0.61
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................           (0.29)        (0.59)        (0.61)        (0.60)        (0.62)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................     $     10.85   $     10.08   $     10.32   $      9.84   $     10.30
                                                               ===========   ===========   ===========   ===========   ===========

Total return .............................................           10.74 %        3.32 %       11.46 %        1.47 %        5.97 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ..........................     $ 5,067,365   $ 5,791,475   $ 6,630,599   $ 8,193,248   $11,466,770
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .            2.53 %(b)     2.44 %        1.99 %        1.57 %        1.22 %
           After expense reimbursements and waived fees ..            0.90 %(b)     0.90 %        0.90 %        0.90 %        0.90 %
      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees .            3.95 %(b)     4.12 %        4.96 %        5.26 %        5.53 %
           After expense reimbursements and waived fees ..            5.58 %(b)     5.65 %        6.05 %        5.93 %        5.85 %

      Portfolio turnover rate ............................            0.00 %       23.87 %        7.68 %       15.41 %       50.90 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The EARNEST Partners Fixed Income Trust (the "Fund"), an open-end investment company is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

               The financial statements include securities valued at $2,255,070 (44.50% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $383,571, $221,740 of which expires in the year 2003, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.



                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $13,046 ($0.02 per share) and has reimbursed expenses totaling $34,521 for the period ended September 30, 2002.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $0 and $1,327,669, respectively, for the period ended September 30, 2002.

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A  special  meeting  of  shareholders  of The  Nottingham  Investment  Trust  II
("Trust") and each fund of the Trust, including EARNEST Partners Fixed Income Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:


                                                                       Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Semi-Annual Report 2002






                                                                   Balanced Fund
                                                                     Equity Fund
                                                              Small Company Fund
                                                       International Equity Fund
                                                              September 30, 2002
                                                                     (Unaudited)


[Company Logo Here]

BROWN CAPITAL MANAGEMENT



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 70.49%

      Automobiles & Components - 1.57%
           Harley-Davidson, Inc. .................................................                    3,550              $   164,898
                                                                                                                         -----------

      Banks - 2.81%
           Fifth Third Bancorp ...................................................                    2,800                  171,444
           Wells Fargo & Company .................................................                    2,600                  125,216
                                                                                                                         -----------
                                                                                                                             296,660
                                                                                                                         -----------
      Capital Goods - 6.86%
           Equifax Inc. ..........................................................                    3,025                   65,763
        (a)Fiserv, Inc. ..........................................................                    5,070                  142,366
           General Electric Company ..............................................                   12,365                  302,942
           Illinois Tool Works Inc. ..............................................                    2,225                  129,784
           Lockheed Martin Corporation ...........................................                    1,300                   84,071
                                                                                                                         -----------
                                                                                                                             724,926
                                                                                                                         -----------
      Industrials - 1.92%
        (a)Concord EFS, Inc. .....................................................                    7,300                  115,924
        (a)Robert Half International Inc. ........................................                    5,500                   86,735
                                                                                                                         -----------
                                                                                                                             202,659
                                                                                                                         -----------
      Diversified Financials - 8.11%
           Citigroup Inc. ........................................................                    6,866                  203,577
           Legg Mason Inc. .......................................................                    1,900                   80,845
           Merrill Lynch & Company, Inc. .........................................                    4,600                  151,432
           SLM Corporation .......................................................                      975                   90,811
           The Charles Schwab Corporation ........................................                   10,830                   94,113
           The Goldman Sachs Group, Inc. .........................................                    1,800                  118,836
           T. Rowe Price Group Inc. ..............................................                    4,725                  117,936
                                                                                                                         -----------
                                                                                                                             857,550
                                                                                                                         -----------
      Food & Drug Retailing - 3.88%
        (a)Costco Wholesale Corporation ..........................................                    2,300                   74,451
           Kraft Foods Inc. ......................................................                    2,300                   83,858
           Walgreen Company ......................................................                    8,200                  252,232
                                                                                                                         -----------
                                                                                                                             410,541
                                                                                                                         -----------
      Health Care Equipment & Services - 9.34%
           AmerisourceBergen Corporation .........................................                    2,800                  199,976
           Biomet, Inc. ..........................................................                    3,300                   87,879
           Cardinal Health, Inc. .................................................                    3,837                  238,469
           Health Management Associates, Inc. ....................................                    9,300                  188,046
        (a)Quest Diagnostics Incorporated ........................................                    1,100                   67,683
           Stryker Corporation ...................................................                    1,700                   97,920
        (a)Zimmer Holdings, Inc. .................................................                    2,792                  106,878
                                                                                                                         -----------
                                                                                                                             986,851
                                                                                                                         -----------
      Hotels Restaurants & Leisure - 1.42%
           Carnival Corporation ..................................................                    6,000                  150,600
                                                                                                                         -----------


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - 1.81%
           American International Group, Inc. ......................................                   3,500             $   191,450
                                                                                                                         -----------

      Media - 0.41%
           The Walt Disney Company .................................................                   2,900                  43,790
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 6.02%
        (a)Amgen, Inc. .............................................................                   2,200                  91,740
           Johnson & Johnson .......................................................                   4,650                 251,472
           Pfizer, Inc. ............................................................                  10,100                 293,102
                                                                                                                         -----------
                                                                                                                             636,314
                                                                                                                         -----------
      Retailing - 12.77%
        (a)Bed Bath & Beyond Inc. ..................................................                   2,600                  84,682
           Family Dollar Stores, Inc. ..............................................                   3,000                  80,640
           Fastenal Company ........................................................                   2,200                  69,476
        (a)Kohl's Corporation ......................................................                   4,200                 255,402
           Lowe's Companies, Inc. ..................................................                   4,700                 194,486
           The Home Depot, Inc. ....................................................                   5,900                 154,049
           The TJX Companies, Inc. .................................................                  14,600                 248,200
           Tiffany & Co. ...........................................................                   4,700                 100,721
           Wal-Mart Stores, Inc. ...................................................                   3,300                 162,492
                                                                                                                         -----------
                                                                                                                           1,350,148
                                                                                                                         -----------
      Software & Services - 6.95%
        (a)Cerner Corporation ......................................................                   2,300                  80,983
           Electronic Data Systems .................................................                   4,400                  61,512
        (a)Intuit Inc. .............................................................                   4,200                 191,226
        (a)Manugistics Group, Inc. .................................................                   4,900                  13,671
        (a)Microsoft Corporation ...................................................                   7,000                 305,830
        (a)Oracle Corporation ......................................................                  10,300                  80,958
                                                                                                                         -----------
                                                                                                                             734,180
                                                                                                                         -----------
      Technology Hardware & Equipment - 6.62%
        (a)Applied Materials, Inc. .................................................                   4,400                  50,864
        (a)Celestica Inc. ..........................................................                   4,300                  56,502
        (a)Cisco Systems, Inc. .....................................................                  16,500                 172,920
        (a)EMC Corporation .........................................................                  14,500                  66,265
        (a)Flextronics International Ltd. ..........................................                   6,300                  43,924
           Intel Corporation .......................................................                   5,600                  77,784
           International Business Machines Corporation .............................                   2,400                 139,944
        (a)Jabil Circuit, Inc. .....................................................                   4,400                  64,724
        (a)Sun Microsystems, Inc. ..................................................                  10,300                  26,677
                                                                                                                         -----------
                                                                                                                             699,604
                                                                                                                         -----------

           Total Common Stocks (Cost $9,195,375) ...........................................................               7,450,171
                                                                                                                         -----------


                                                                                                                         (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest          Maturity              Value
                                                                  Principal           Rate              Date               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 5.28%

      United States Treasury Note .......................         $ 20,000           8.000%           11/15/21           $    28,280
      United States Treasury Note .......................           20,000           6.250%           08/15/23                23,850
      United States Treasury Note .......................          100,000           7.500%           02/15/05               113,133
      Federal Home Loan Bank ............................          100,000           5.330%           05/05/04               105,085
      Federal National Mortgage Association .............          115,000           6.800%           01/10/03               116,636
      Federal Home Loan Mortgage Company ................          155,000           5.950%           01/19/06               171,426
                                                                                                                         -----------

           Total U.S. Government Obligations (Cost $509,986) .................................................               558,410
                                                                                                                         -----------

CORPORATE OBLIGATIONS - 19.45%

      AT&T Corporation ..................................           75,000           5.625%           03/15/04                74,438
      Boston Edison Company .............................           60,000           7.800%           05/15/10                71,550
      Coca-Cola Co. .....................................          200,000           5.750%           03/15/11               220,250
      Dow Chemical ......................................          170,000           7.375%           11/01/29               186,362
      Dow Chemical Capital Debentures ...................           15,000           9.200%           06/01/10                19,050
      El Paso Energy ....................................          200,000           6.950%           12/15/07               132,000
      Enron Corporation .................................          200,000           7.625%           09/10/04                26,000
      Ford Motor Company ................................          170,000           6.375%           02/01/29               123,888
      ITT Corporation ...................................           95,000           7.375%           11/15/15                87,875
      J.P. Morgan Chase & Co. ...........................           45,000           6.500%           08/01/05                47,475
      Pharmacia Corporation .............................           95,000           6.210%           02/05/08               106,875
      Nalco Chemical ....................................           50,000           6.250%           05/15/08                54,937
      Nationsbank Corp. .................................           15,000           6.875%           02/15/05                16,425
      Procter & Gamble ..................................          100,000           6.600%           12/15/04               109,750
      R.J. Reynolds Tobacco Holdings, Inc. ..............           30,000           8.750%           04/15/04                31,725
      Rouse Company .....................................           35,000           8.500%           01/15/03                35,044
      Safeway, Inc. .....................................          170,000           6.150%           03/01/06               183,175
      Sears Roebuck Acceptance ..........................          170,000           7.000%           02/01/11               184,025
      Time Warner Inc. ..................................           35,000           9.150%           02/01/23                32,462
      U.S.F. & G. Corporation ...........................           90,000           7.125%           06/01/05               100,238
      Wachovia Corp. ....................................          100,000           7.450%           07/15/05               112,625
      Wal-Mart Stores, Inc. .............................           80,000           8.070%           12/21/12                99,138
                                                                                                                         -----------

           Total Corporate Obligations (Cost $2,195,418) .....................................................             2,055,307
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 4.50%

      Evergreen Select Money Market Fund Class I #495 ..................................               475,359               475,359
           (Cost $475,359)                                                                                               -----------




                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                                           (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $12,376,138 (b)) ......................................               99.72 %           $10,539,247
Other Assets Less Liabilities ..........................................................                0.28 %                29,478
                                                                                                      ------             -----------
      Net Assets .......................................................................              100.00 %           $10,568,725
                                                                                                      ======             ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................            $   740,679
           Unrealized depreciation .........................................................................             (2,577,570)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $(1,836,891)
                                                                                                                        ===========
































See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $12,376,138) ........................................................                $ 10,539,247
      Cash ............................................................................................                       5,134
      Income receivable ...............................................................................                      47,303
      Other assets ....................................................................................                       4,298
                                                                                                                       ------------

           Total assets ...............................................................................                  10,595,982
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,433
      Payable for fund shares redeemed ................................................................                       4,824
                                                                                                                       ------------

           Total liabilities ..........................................................................                      27,257
                                                                                                                       ------------

NET ASSETS
      (applicable to 913,590 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 10,568,725
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
      INSTITUTIONAL CLASS SHARE
      ($10,568,725 / 913,590 shares) ..................................................................                $      11.57
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 14,080,391
      Undistributed net investment income .............................................................                       5,965
      Accumulated net realized loss on investments ....................................................                  (1,680,740)
      Net unrealized depreciation on investments ......................................................                  (1,836,891)
                                                                                                                       ------------
                                                                                                                       $ 10,568,725
                                                                                                                       ============




















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .....................................................................................               $    85,480
           Dividends ....................................................................................                    33,629
                                                                                                                        -----------

               Total income .............................................................................                   119,109
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    39,216
           Fund administration fees (note 2) ............................................................                    10,558
           Custody fees .................................................................................                     5,220
           Registration and filing administration fees (note 2) .........................................                     2,167
           Fund accounting fees (note 2) ................................................................                    14,103
           Audit fees ...................................................................................                     7,019
           Legal fees ...................................................................................                     3,331
           Securities pricing fees ......................................................................                     4,333
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                     1,442
           Shareholder servicing expenses ...............................................................                     2,006
           Registration and filing expenses .............................................................                     4,262
           Printing expenses ............................................................................                     2,006
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     2,506
                                                                                                                        -----------

               Total expenses ...........................................................................                   109,175
                                                                                                                        -----------

                    Less Investment advisory fees waived (note 2) .......................................                   (36,695)
                                                                                                                        -----------

               Net expenses .............................................................................                    72,480
                                                                                                                        -----------

                    Net investment income ...............................................................                    46,629
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (887,215)
      Decrease in unrealized appreciation on investments ................................................                (2,322,475)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (3,209,690)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(3,163,061)
                                                                                                                        ===========








See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2002 (a)             2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment income .............................................................         $    46,629        $   130,355
         Net realized loss from investment transactions ....................................            (887,215)          (753,109)
         (Decrease) increase in unrealized appreciation on investments .....................          (2,322,475)           340,838
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .........................          (3,163,061)          (281,916)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net investment income .............................................................             (40,664)          (132,162)
         Net realized gain from investment transactions ....................................                   0               (260)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ..........................             (40,664)          (132,422)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............             191,988            596,275
                                                                                                     -----------        -----------

                     Total (decrease) increase in net assets ...............................          (3,011,737)           181,937

NET ASSETS

     Beginning of period ...................................................................          13,580,462         13,398,525
                                                                                                     -----------        -----------

     End of period   (including undistributed net investment income of $5,965
                      at September 30, 2002) ...............................................         $10,568,725        $13,580,462
                                                                                                     ===========        ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                           Year ended
                                                                   September 30, 2002 (a)                    March 31, 2002

                                                                  Shares             Value              Shares             Value
                                                               ---------------------------------------------------------------------

Shares sold ..............................................          35,970        $   472,880             76,717        $ 1,170,855

Shares issued for reinvestment of distributions ..........           3,134             39,697              8,707            130,366
                                                               -----------        -----------        -----------        -----------

                                                                    39,104            512,577             85,424          1,301,221

Shares redeemed ..........................................         (23,784)          (320,589)           (45,232)          (704,946)
                                                               -----------        -----------        -----------        -----------

     Net increase ........................................          15,320        $   191,988             40,192        $   596,275
                                                               ===========        ===========        ===========        ===========

See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended   Year ended    Year ended    Year ended    Year ended
                                                               September 30,   March 31,     March 31,     March 31,     March 31,
                                                                 2002 (a)        2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................     $     15.12   $     15.61   $     18.20   $     17.78   $     16.83

      (Loss) income from investment operations
           Net investment income .........................            0.06          0.15          0.16          0.10          0.13
           Net realized and unrealized (loss) gain
               on investments ............................           (3.56)        (0.49)        (2.04)         1.34          1.39
                                                               -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........           (3.50)        (0.34)        (1.88)         1.44          1.52
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................           (0.05)        (0.15)        (0.16)        (0.10)        (0.13)
           Net realized gain from investment transactions             0.00          0.00         (0.55)        (0.92)        (0.44)
                                                               -----------   -----------   -----------   -----------   -----------
               Total distributions .......................           (0.05)        (0.15)        (0.71)        (1.02)        (0.57)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................     $     11.57   $     15.12   $     15.61   $     18.20   $     17.78
                                                               ===========   ===========   ===========   ===========   ===========

Total return .............................................          (23.21)%       (2.15)%      (10.69)%        8.22 %        8.99 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ..........................     $10,568,725   $13,580,462   $13,398,525   $14,278,472   $ 9,602,904
                                                               ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .            1.82 %(b)     1.71 %        1.54 %        1.59 %        2.11 %
           After expense reimbursements and waived fees ..            1.20 %(b)     1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees .            0.16 %(b)     0.48 %        0.59 %        0.21 %       (0.17)%
           After expense reimbursements and waived fees ..            0.78 %(b)     0.99 %        0.92 %        0.60 %        0.74 %

      Portfolio turnover rate ............................           26.39 %       27.95 %       46.05 %       45.01 %       58.38 %

(a) Unaudited.
(b) Annualized.


See accompanying notes to financial statements


                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $466,335 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $36,695 ($0.04 per share) for the period ended September 30, 2002.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $3,615,281 and $3,037,965, respectively, for the period ended September 30, 2002.

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including The Brown Capital Management Balanced Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:

                                                                        Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 97.44%

      Automobile & Components - 2.11%
           Harley-Davidson, Inc. .................................................                    4,900              $   227,605
                                                                                                                         -----------

      Banks - 3.43%
           Fifth Third Bancorp ...................................................                    3,300                  202,059
           Wells Fargo & Company .................................................                    3,500                  168,560
                                                                                                                         -----------
                                                                                                                             370,619
                                                                                                                         -----------
      Capital Goods - 10.21%
           Equifax Inc. ..........................................................                    4,150                   90,221
        (a)Fiserv, Inc. ..........................................................                    7,150                  200,772
           General Electric Company ..............................................                   17,800                  438,770
           Illinois Tool Works Inc. ..............................................                    4,400                  256,652
           Lockheed Martin Corporation ...........................................                    1,800                  116,406
                                                                                                                         -----------
                                                                                                                           1,102,821
                                                                                                                         -----------
      Commercial Services & Supplies - 2.79%
        (a)Concord EFS, Inc. .....................................................                   10,100                  160,388
        (a)Robert Half International Inc. ........................................                    8,900                  141,243
                                                                                                                         -----------
                                                                                                                             301,631
                                                                                                                         -----------
      Diversified Financials - 11.80%
           Citigroup Inc .........................................................                    9,800                  290,570
           Legg Mason, Inc. ......................................................                    3,100                  131,936
           Merrill Lynch & Company, Inc. .........................................                    7,600                  250,420
           SLM Corporation .......................................................                    1,300                  121,082
           The Goldman Sachs Group, Inc. .........................................                    2,700                  178,281
           The Charles Schwab Corporation ........................................                   14,800                  128,760
           T. Rowe Price Group Inc. ..............................................                    7,000                  174,720
                                                                                                                         -----------
                                                                                                                           1,275,769
                                                                                                                         -----------
      Food & Drug Retailing - 5.11%
        (a)Costco Wholesale Corporation ..........................................                    3,700                  119,769
           Kraft Foods Inc. ......................................................                    4,200                  153,132
           Walgreen Company ......................................................                    9,079                  279,270
                                                                                                                         -----------
                                                                                                                             552,171
                                                                                                                         -----------
      Health Care Equipment & Services - 13.07%
           AmerisourceBergen Corporation .........................................                    3,200                  228,544
           Biomet, Inc. ..........................................................                    5,100                  135,813
           Cardinal Health, Inc. .................................................                    5,443                  338,554
           Health Management Associates, Inc. ....................................                   14,600                  295,212
        (a)Quest Diagnostics Incorporated ........................................                    2,100                  129,213
           Stryker Corporation ...................................................                    2,400                  138,240
        (a)Zimmer Holdings, Inc. .................................................                    3,852                  147,686
                                                                                                                         -----------
                                                                                                                           1,413,262
                                                                                                                         -----------
      Hotels Restaurants & Leisure - 2.09%
           Carnival Corporation ..................................................                    9,020                  226,402
                                                                                                                         -----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - 2.93%
           American International Group, Inc. ......................................                   5,800             $   317,260
                                                                                                                         -----------

      Media - 0.57%
           The Walt Disney Company .................................................                   4,100                  62,074
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 7.80%
        (a)Amgen Inc. ..............................................................                   3,000                 125,100
           Johnson & Johnson .......................................................                   6,200                 335,296
           Pfizer Inc. .............................................................                  13,200                 383,064
                                                                                                                         -----------
                                                                                                                             843,460
                                                                                                                         -----------
      Retailing - 17.69%
        (a)Bed Bath & Beyond Inc. ..................................................                   4,300                 140,051
           Family Dollar Stores, Inc. ..............................................                   4,200                 112,896
           Fastenal Corporation ....................................................                   2,300                  72,634
        (a)Kohl's Corporation ......................................................                   5,700                 346,617
           The Home Depot, Inc. ....................................................                   8,900                 232,290
           Lowe's Companies, Inc. ..................................................                   6,500                 269,100
           The TJX Companies, Inc. .................................................                  15,000                 255,000
           Tiffany & Co. ...........................................................                   7,200                 154,296
           Wal-Mart Stores, Inc. ...................................................                   6,700                 329,908
                                                                                                                         -----------
                                                                                                                           1,912,792
                                                                                                                         -----------
      Software & Services - 9.06%
        (a)Cerner Corporation ......................................................                   3,300                 116,193
           Electronic Data Systems Corporation .....................................                   6,200                  86,676
        (a)Intuit Inc. .............................................................                   4,000                 182,120
        (a)Manugistics Group, Inc. .................................................                   7,300                  20,367
        (a)Microsoft Corporation ...................................................                  10,600                 463,114
        (a)Oracle Corporation ......................................................                  14,100                 110,826
                                                                                                                         -----------
                                                                                                                             979,296
                                                                                                                         -----------
      Technology Hardware & Equipment - 8.78%
        (a)Applied Materials, Inc. .................................................                   6,000                  69,300
        (a)Celestica Inc. ..........................................................                   6,200                  81,220
        (a)Cisco Systems, Inc. .....................................................                  23,000                 241,040
        (a)EMC Corporation .........................................................                  22,000                 100,540
        (a)Flextronics International Ltd. ..........................................                   9,300                  64,821
           Intel Corporation .......................................................                   5,800                  80,562
           International Business Machines Corporation .............................                   3,200                 186,848
        (a)Jabil Circuit, Inc. .....................................................                   6,000                  88,680
        (a)Sun Microsystems, Inc. ..................................................                  14,000                  36,260
                                                                                                                         -----------
                                                                                                                             949,271
                                                                                                                         -----------

           Total Common Stocks (Cost $13,276,592) ..........................................................              10,534,433
                                                                                                                         -----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 2.57%

           Evergreen Select Money Market Fund Class I #495 ..........................                277,989            $   277,989
           (Cost $277,989)                                                                                              -----------


Total Value of Investments (Cost $13,554,581 (b)) ...................................                 100.01 %          $10,812,422
Liabilities In Excess of Other Assets ...............................................                  (0.01)%               (1,458)
                                                                                                      ------            -----------
      Net Assets ....................................................................                 100.00 %          $10,810,964
                                                                                                      ======            ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $   325,426
           Unrealized depreciation .........................................................................             (3,067,585)
                                                                                                                        -----------

                      Net unrealized depreciation ..........................................................            $(2,742,159)
                                                                                                                        ===========



























See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $13,554,581) ........................................................                $ 10,812,422
      Cash ............................................................................................                       2,795
      Income receivable ...............................................................................                       8,482
      Receivable for fund shares sold .................................................................                         394
                                                                                                                       ------------

           Total assets ...............................................................................                  10,824,093
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      11,997
      Other liabilities ...............................................................................                       1,132
                                                                                                                       ------------

           Total liabilities ..........................................................................                      13,129
                                                                                                                       ------------

NET ASSETS
      (applicable to 886,412 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 10,810,964
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($10,810,964 / 886,412 shares) ..................................................................                $      12.20
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 15,402,653
      Accumulated net investment loss .................................................................                     (29,390)
      Accumulated net realized loss on investments ....................................................                  (1,820,140)
      Net unrealized depreciation on investments ......................................................                  (2,742,159)
                                                                                                                       ------------
                                                                                                                       $ 10,810,964
                                                                                                                       ============





















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $    45,899
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    40,738
           Fund administration fees (note 2) ............................................................                    10,968
           Custody fees .................................................................................                     4,520
           Registration and filing administration fees (note 2) .........................................                     2,460
           Fund accounting fees (note 2) ................................................................                    14,127
           Audit fees ...................................................................................                     7,020
           Legal fees ...................................................................................                     3,322
           Securities pricing fees ......................................................................                     2,404
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                     1,032
           Shareholder servicing expenses ...............................................................                     2,155
           Registration and filing expenses .............................................................                     5,113
           Printing expenses ............................................................................                     2,752
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     2,508
                                                                                                                        -----------

               Total expenses ...........................................................................                   110,125
                                                                                                                        -----------

               Less investment advisory fees waived (note 2) ............................................                   (34,836)
                                                                                                                        -----------

               Net expenses .............................................................................                    75,289
                                                                                                                        -----------

                    Net investment loss .................................................................                   (29,390)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (935,574)
      Decrease in unrealized appreciation on investments ................................................                (3,611,117)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (4,546,691)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(4,576,081)
                                                                                                                        ===========










See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2002 (a)             2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................                 $   (29,390)       $   (59,719)
         Net realized loss from investment transactions ............................                    (935,574)          (788,794)
         (Decrease) increase in unrealized appreciation on investments .............                  (3,611,117)           580,873
                                                                                                     -----------        -----------

              Net decrease in net assets resulting from operations .................                  (4,576,081)          (267,640)
                                                                                                     -----------        -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ............................                           0            (27,840)
                                                                                                     -----------        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......                   1,137,650          3,822,594
                                                                                                     -----------        -----------

                     Total (decrease) increase in net assets .......................                  (3,438,431)         3,527,114

NET ASSETS

     Beginning of period ...........................................................                  14,249,395         10,722,281
                                                                                                     -----------        -----------

     End of period .................................................................                 $10,810,964        $14,249,395
                                                                                                     ===========        ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                            Year ended
                                                                   September 30, 2002 (a)                     March 31, 2002

                                                                  Shares             Value              Shares             Value
                                                               ---------------------------------------------------------------------

Shares sold ............................................           154,552        $ 2,292,688            295,454        $ 5,091,792

Shares issued for reinvestment of distributions ........                 0                  0              1,535             27,223
                                                               -----------        -----------        -----------        -----------

                                                                   154,552          2,292,688            296,989          5,119,015

Shares redeemed ........................................           (71,972)        (1,155,038)           (72,911)        (1,296,421)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................            82,580        $ 1,137,650            224,078        $ 3,822,594
                                                               ===========        ===========        ===========        ===========






See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                Year ended    Year ended    Year ended    Year ended    Year ended
                                                               September 30,   March 31,     March 31,     March 31,     March 31,
                                                                 2002 (a)        2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................       $     17.73   $     18.49   $     24.26   $     23.24   $     21.87

      (Loss) income from investment operations
           Net investment loss .........................             (0.03)        (0.07)        (0.07)        (0.09)        (0.08)
           Net realized and unrealized (loss) gain
               on investments ..........................             (5.50)        (0.66)        (3.67)         3.13          2.14
                                                               -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........             (5.53)        (0.73)        (3.74)         3.04          2.06
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions             0.00         (0.03)        (2.03)        (2.02)        (0.69)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................       $     12.20   $     17.73   $     18.49   $     24.26   $     23.24
                                                               ===========   ===========   ===========   ===========   ===========

Total return ...........................................            (31.19)%       (3.97)%      (16.85)%       13.41 %        9.34 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................       $10,810,964   $14,249,395   $10,722,281   $10,394,193   $ 9,822,169
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees              1.76 %(b)     1.75 %        1.75 %        1.75 %        1.88 %
           After expense reimbursements and waived fees               1.20 %(b)     1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees             (1.02)%(b)    (1.01)%       (0.93)%       (0.95)%       (1.07)%
           After expense reimbursements and waived fees              (0.48)%(b)    (0.46)%       (0.37)%       (0.40)%       (0.39)%

      Portfolio turnover rate ..........................             37.05 %       34.62 %       57.18 %       52.09 %       67.43 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements


                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Institutional Class Shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class Shares, was authorized. To date, only Institutional Class Shares have been issued by the Fund. The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The Investor Class Shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $511,916 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $34,836 ($0.04 per share) for the period ended September 30, 2002.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.



                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $5,299,713 and $4,494,344, respectively, for the period ended September 30, 2002.

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including The Brown Capital Management Equity Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:


                                                                        Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 89.34%

      Business Services - 19.99%
        (a)Acxiom Corporation ..................................................                   577,800              $  8,193,204
        (a)Catalina Marketing Corporation ......................................                   377,400                10,597,392
           Fair, Isaac and Company, Incorporated ...............................                   281,550                 9,206,685
        (a)Manugistics Group, Inc. .............................................                 2,234,900                 6,235,371
        (a)Nuance Communications Inc. ..........................................                 1,365,400                 2,321,180
        (a)PDI, Inc. ...........................................................                   669,800                 2,726,086
        (a)QRS Corporation .....................................................                   946,850                 6,277,616
        (a)SPSS Inc. ...........................................................                   611,700                 7,077,369
        (a)SpeechWorks International Inc. ......................................                 2,015,600                 4,635,880
        (a)Transaction Systems Architects, Inc. ................................                 1,002,400                 6,214,880
                                                                                                                        ------------
                                                                                                                          63,485,663
                                                                                                                        ------------
      Consumer Related - 8.17%
        (a)American Italian Pasta Company ......................................                   182,909                 6,528,022
        (a)Green Mountain Coffee, Inc. .........................................                   353,397                 4,555,287
        (a)Panera Bread Company ................................................                   261,600                 7,063,200
        (a)Restoration Hardware, Inc. ..........................................                   298,400                 1,342,800
        (a)The Cheesecake Factory Incorporated .................................                   216,850                 6,468,636
                                                                                                                        ------------
                                                                                                                          25,957,945
                                                                                                                        ------------
      Industrial Products - 10.54%
        (a)ANSYS, Inc. .........................................................                   367,200                 6,326,856
        (a)Cognex Corporation ..................................................                   561,100                 7,804,901
        (a)CUNO Incorporated ...................................................                   258,200                 7,965,470
        (a)FEI Company .........................................................                   342,500                 4,949,125
        (a)Flow International Corporation ......................................                   150,300                   485,469
        (a)Symyx Technologies, Inc. ............................................                   566,747                 5,933,841
                                                                                                                        ------------
                                                                                                                          33,465,662
                                                                                                                        ------------
      Information / Knowledge - 16.14%
        (a)Advent Software, Inc. ...............................................                   716,500                 8,203,925
        (a)American Software, Inc. .............................................                   150,300                   401,301
        (a)Concord Communications, Inc. ........................................                   576,200                 2,909,810
        (a)Datastream Systems, Inc. ............................................                   438,500                 2,192,500
        (a)Dendrite International, Inc. ........................................                 1,021,950                 6,448,505
        (a)Manhattan Associates, Inc. ..........................................                   498,100                 6,734,312
        (a)Medialink Worldwide Incorporated ....................................                   193,800                   639,540
        (a)Molecular Devices Corporation .......................................                   675,700                 8,453,007
        (a)NetScout Systems, Inc. ..............................................                   939,600                 3,438,936
        (a)RadiSys Corporation .................................................                   545,000                 2,158,200
        (a)The BISYS Group, Inc. ...............................................                   261,000                 4,361,310
        (a)Tollgrade Communications, Inc. ......................................                   531,300                 4,149,453
        (a)Tripos, Inc. ........................................................                   148,900                 1,168,865
                                                                                                                        ------------
                                                                                                                          51,259,664
                                                                                                                        ------------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical / Health Care - 24.61%
        (a)Affymetrix, Inc. ....................................................                   415,100              $  8,634,080
        (a)BioReliance Corporation .............................................                   124,800                 2,598,336
        (a)Cerner Corporation ..................................................                    43,900                 1,545,719
           Diagnostic Products Corporation .....................................                   239,700                11,026,200
        (a)Dionex Corporation ..................................................                   401,000                10,249,560
        (a)Gene Logic Inc. .....................................................                   913,000                 7,094,010
        (a)Human Genome Sciences, Inc. .........................................                   625,500                 7,543,530
        (a)Incyte Genomics, Inc. ...............................................                   838,100                 3,888,784
        (a)Pharmacopeia, Inc. ..................................................                   758,853                 6,723,437
        (a)Specialty Laboratories, Inc. ........................................                   717,642                 6,595,130
        (a)Techne Corporation ..................................................                   374,100                12,266,739
                                                                                                                        ------------
                                                                                                                          78,165,525
                                                                                                                        ------------
      Pharmaceuticals - 9.89%
        (a)aaiPharma Inc. ......................................................                   378,591                 4,539,306
        (a)Albany Molecular Research, Inc. .....................................                   652,100                11,105,263
        (a)Kendle International Inc. ...........................................                   163,500                 1,095,450
        (a)King Pharmaceuticals, Inc. ..........................................                   367,790                 6,682,744
        (a)Medicis Pharmaceutical Corporation ..................................                   195,900                 8,006,433
                                                                                                                        ------------
                                                                                                                          31,429,196
                                                                                                                        ------------

           Total Common Stocks (Cost $452,391,513) .......................................................               283,763,655
                                                                                                                        ------------

COMMERCIAL PAPER - 4.93%                                                                         Principal
                                                                                                -----------

           American General - 1.70%, due 10/01/02 ..............................               $   589,000                   589,000
           American Express - 1.73%, due 10/02/02 ..............................                10,274,000                10,274,000
           General Motors - 1.75%, due 10/03/02 ................................                 4,817,000                 4,817,000
                                                                                                                        ------------

           Total Commercial Paper (Cost $15,680,000) .....................................................                15,680,000
                                                                                                                        ------------

INVESTMENT COMPANIES - 7.34%                                                                       Shares
                                                                                                -----------

           Evergreen Money Market Fund Class I #218 ............................                 7,181,076                 7,181,076
           Evergreen Institutional Money Market Fund Class I #495 ..............                16,136,855                16,136,855
                                                                                                                        ------------

           Total Investment Companies (Cost $23,317,931) .................................................                23,317,931
                                                                                                                        ------------






                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)



Total Value of Investments (Cost $491,389,444 (b)) .............................               101.61 %                $322,761,586
Liabilities in Excess of Other Assets ..........................................                (1.61)%                  (5,126,139)
                                                                                               ------                  ------------
      Net Assets ...............................................................               100.00 %                $317,635,447
                                                                                               ======                  ============




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..................................................................                 $  20,572,482
           Unrealized depreciation ..................................................................                  (189,200,340)
                                                                                                                      -------------

                      Net unrealized depreciation ...................................................                 $(168,627,858)
                                                                                                                      =============





























See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $491,389,444) ......................................................                $ 322,761,586
      Cash ...........................................................................................                    3,382,643
      Income receivable ..............................................................................                       50,614
      Receivable for fund shares sold ................................................................                    5,302,347
      Other assets ...................................................................................                       34,154
                                                                                                                      -------------

           Total assets ..............................................................................                  331,531,344
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       34,879
      Payable for investment purchases ...............................................................                   12,529,244
      Payable for fund shares redeemed ...............................................................                    1,331,774
                                                                                                                      -------------

           Total liabilities .........................................................................                   13,895,897
                                                                                                                      -------------

NET ASSETS
      (applicable to 16,622,468 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                $ 317,635,447
                                                                                                                      =============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      PER INSTITUTIONAL CLASS SHARE
      ($317,635,447 / 16,622,468 shares) .............................................................                $       19.11
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 488,946,662
      Accumulated net investment loss ................................................................                   (1,883,188)
      Accumulated net realized loss on investments ...................................................                     (800,169)
      Net unrealized depreciation on investments .....................................................                 (168,627,858)
                                                                                                                      -------------
                                                                                                                      $ 317,635,447
                                                                                                                      =============



















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ...................................................................................               $      47,016
           Dividends ..................................................................................                     337,216
           Miscellaneous ..............................................................................                         311
                                                                                                                      -------------

               Total income ...........................................................................                     384,543
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ..........................................................                   1,887,495
           Fund administration fees (note 2) ..........................................................                     226,352
           Custody fees ...............................................................................                      30,571
           Registration and filing administration fees (note 2) .......................................                       4,251
           Fund accounting fees (note 2) ..............................................................                      32,375
           Audit fees .................................................................................                       7,023
           Legal fees .................................................................................                       4,002
           Securities pricing fees ....................................................................                       2,368
           Shareholder recordkeeping fees .............................................................                      17,266
           Shareholder servicing expenses .............................................................                       7,488
           Registration and filing expenses ...........................................................                      17,295
           Printing expenses ..........................................................................                      17,493
           Trustee fees and meeting expenses ..........................................................                       2,006
           Other operating expenses ...................................................................                      11,746
                                                                                                                      -------------

               Total expenses .........................................................................                   2,267,731
                                                                                                                      -------------

                    Net investment loss ...............................................................                  (1,883,188)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ..................................................                    (800,169)
      Decrease in unrealized appreciation on investments ..............................................                (216,849,021)
                                                                                                                      -------------

           Net realized and unrealized loss on investments ............................................                (217,649,190)
                                                                                                                      -------------

               Net decrease in net assets resulting from operations ...................................               $(219,532,378)
                                                                                                                      =============











See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended         Year ended
                                                                                                   September 30,         March 31,
                                                                                                     2002 (a)              2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ....................................................                  $ (1,883,188)       $ (2,114,296)
         Net realized (loss) gain from investment transactions ..................                      (800,169)          3,920,857
         (Decrease) increase in unrealized appreciation on investments ..........                  (216,849,021)         51,099,604
                                                                                                   ------------        ------------

              Net (decrease) increase in net assets resulting from operations ...                  (219,532,378)         52,906,165
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................                             0          (2,098,511)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...                   124,474,225         223,203,778
                                                                                                   ------------        ------------

                     Total (decrease) increase in net assets ....................                   (95,058,153)        274,011,432

NET ASSETS

     Beginning of period ........................................................                   412,693,600         138,682,168
                                                                                                   ------------        ------------

     End of period ..............................................................                  $317,635,447        $412,693,600
                                                                                                   ============        ============


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                      Period ended                            Year ended
                                                                 September 30, 2002 (a)                     March 31, 2002

                                                              Shares               Value              Shares               Value
                                                           -------------------------------------------------------------------------

Shares sold ............................................      9,881,902        $260,591,070          12,991,963        $410,624,636

Shares issued for reinvestment of distributions ........              0                   0              59,856           2,041,702
                                                           ------------        ------------        ------------        ------------

                                                              9,881,902         260,591,070          13,051,819         412,666,338

Shares redeemed ........................................     (5,427,788)       (136,116,845)         (5,991,057)       (189,462,560)
                                                           ------------        ------------        ------------        ------------

     Net increase ......................................      4,454,114        $124,474,225           7,060,762        $223,203,778
                                                           ============        ============        ============        ============





See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                      Period ended     Year ended      Year ended      Year ended     Year ended
                                                      September 30,     March 31,       March 31,       March 31,      March 31,
                                                        2002 (a)          2002            2001            2000           1999
------------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period ...............  $      33.92    $      27.15    $      32.43    $      19.48    $      21.02

      (Loss) income from investment operations
          Net investment loss ......................         (0.11)          (0.17)          (0.04)          (0.18)          (0.12)
          Net realized and unrealized (loss) gain
              on investments .......................        (14.70)           7.16           (3.43)          15.25           (1.19)
                                                      ------------    ------------    ------------    ------------    ------------

              Total from investment operations .....        (14.81)           6.99           (3.47)          15.07           (1.31)
                                                      ------------    ------------    ------------    ------------    ------------

      Distributions to shareholders from
          Net realized gain from investment transactions      0.00           (0.22)          (1.81)          (2.12)          (0.23)
                                                      ------------    ------------    ------------    ------------    ------------

Net asset value, end of period .....................  $      19.11    $      33.92    $      27.15    $      32.43    $      19.48
                                                      ============    ============    ============    ============    ============

Total return .......................................        (43.66)%         25.72 %        (11.29)%         78.85 %         (6.27)%
                                                      ============    ============    ============    ============    ============

Ratios/supplemental data
      Net assets, end of period ....................  $317,635,447    $412,693,600    $138,682,168    $ 61,019,633    $ 24,077,585
                                                      ============    ============    ============    ============    ============
      Ratio of expenses to average net assets
          Before expense reimbursements and waived fees       1.20 %(b)       1.24 %          1.35 %          1.48 %          1.85 %
          After expense reimbursements and waived fees        1.20 %(b)       1.24 %          1.35 %          1.43 %          1.50 %
      Ratio of net investment loss to average net assets
          Before expense reimbursements and waived fees      (1.00)%(b)      (0.83)%         (0.23)%         (0.99)%         (1.33)%
          After expense reimbursements and waived fees       (1.00)%(b)      (0.83)%         (0.23)%         (0.94)%         (0.98)%

      Portfolio turnover rate ......................          0.12 %          7.34 %          7.57 %         28.26 %         29.45 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements


                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was re-designated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year.


                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



               Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $127,795,481 and $422,372, respectively, for the period ended September 30, 2002.

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including The Brown Capital Management Small Company Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:


                                                                        Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 101.75%

      Australian Equities - 6.87%
           Goodman Fielder Limited ...............................................                  131,200               $  116,094
           National Australia Bank Limited .......................................                    5,200                   94,509
           Westpac Banking Corporation Limited ...................................                   12,600                   94,734
                                                                                                                          ----------
                                                                                                                             305,337
                                                                                                                          ----------
      Belgium Equity - 1.34%
           Dexia .................................................................                    6,620                   59,617
                                                                                                                            --------
                                                                                                                            --------

      Bermuda Equity - 2.04%
           XL Capital Ltd. - Class A .............................................                    1,230                   90,467
                                                                                                                          ----------

      Brazilian Equity - 1.19%
           Petroleo Brasileiro SA - ADR ..........................................                    5,550                   53,003
                                                                                                                          ----------

      British Equities - 14.72%
           Amvescap PLC ..........................................................                   10,200                   48,159
           Cable & Wireless PLC ..................................................                   16,400                   29,712
        (a)easyJet PLC ...........................................................                   18,272                   74,520
           Man Group PLC .........................................................                    7,000                  109,143
        (a)PowderJect Pharmaceuticals PLC ........................................                   10,100                   39,766
           Rolls-Royce PLC .......................................................                   39,300                   61,646
           Royal Bank of Scotland Group PLC ......................................                    4,100                   77,175
           SABMiller PLC .........................................................                    9,300                   63,604
        (a)Shire Pharmaceuticals Group PLC .......................................                   13,200                  106,634
           United Business Media PLC .............................................                   13,038                   43,971
                                                                                                                          ----------
                                                                                                                             654,330
                                                                                                                          ----------
      Canadian Equities - 3.23%
        (a)JDS Uniphase Corporation ..............................................                   22,600                   44,070
           Royal Bank of Canada ..................................................                    3,000                   99,300
                                                                                                                          ----------
                                                                                                                             143,370
                                                                                                                          ----------
      Danish Equity - 1.84%
           Danske Bank A/S .......................................................                    5,400                   81,849
                                                                                                                          ----------

      Finnish Equity - 1.28%
           Nokia Oyj - ADR .......................................................                    4,300                   56,975
                                                                                                                          ----------

      French Equities - 5.46%
           Alstom ................................................................                   11,244                   42,413
           Aventis SA ............................................................                    1,700                   88,970
           Axa ...................................................................                    7,000                   68,638
           Pechiney SA ...........................................................                    1,600                   42,500
                                                                                                                          ----------
                                                                                                                             242,521
                                                                                                                          ----------


                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      German Equities - 6.06%
           Rhoen-Klinikum AG .........................................................                  2,600             $  115,276
           Schering AG ...............................................................                  1,200                 57,470
        (a)Stinnes AG ................................................................                  3,000                 96,544
                                                                                                                          ----------
                                                                                                                             269,290
                                                                                                                          ----------
      Hong Kong Equity - 2.42%
           Esprit Holdings Limited ...................................................                 70,000                107,695
                                                                                                                          ----------

      Hungarian Equity - 1.53%
           Magyar Tavkozlesi Rt - ADR ................................................                  4,400                 68,200
                                                                                                                          ----------

      Isralian Equities - 4.95%
        (a)Check Point Software Technologies, Ltd. ...................................                  3,200                 43,968
        (a)Partner Communications Company Ltd. - ADR .................................                 15,700                 62,172
           Teva Pharmaceutical Industries Ltd. - ADR .................................                  1,700                113,900
                                                                                                                          ----------
                                                                                                                             220,040
                                                                                                                          ----------
      Italian Equities - 4.53%
           Amplifon S.p.A ............................................................                  3,600                 67,151
           Tod's S.p.A ...............................................................                  2,100                 52,360
           UniCredito Italiano S.p.A .................................................                 22,600                 81,679
                                                                                                                          ----------
                                                                                                                             201,190
                                                                                                                          ----------
      Japanese Equities - 6.78%
           Daito Trust Construction Co., Ltd. ........................................                  6,400                142,216
           Futaba Corporation ........................................................                  3,600                 90,200
           ORIGIN TOSHU Co., Ltd. ....................................................                  3,700                 68,997
                                                                                                                          ----------
                                                                                                                             301,413
                                                                                                                          ----------
      Korean Equity - 1.70%
           KT Corporation - ADR ......................................................                  3,400                 75,412
                                                                                                                          ----------

      Mexican Equities - 3.06%
           Fomento Economico Mexicano, SA de CV - ADR ................................                  1,800                 60,840
           Wal-Mart de Mexico SA de CV ...............................................                 30,900                 74,926
                                                                                                                          ----------
                                                                                                                             135,766
                                                                                                                          ----------
      Netherland Equities - 12.75%
           ABN AMRO Holding NV .......................................................                  5,539                 60,602
           Akzo Nobel NV .............................................................                  3,000                 96,574
           DSM NV ....................................................................                  2,300                 94,026
           Euronext NV ...............................................................                  5,000                 94,302
        (a)Fox Kids Europe NV ........................................................                  7,900                 34,324
           Koninklijke Ahold NV ......................................................                  6,900                 81,693
           Koninklijke (Royal) Philips Electronics NV ................................                  3,776                 54,811
           Vedior NV .................................................................                  8,600                 50,104
                                                                                                                          ----------
                                                                                                                             566,436
                                                                                                                          ----------

                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Norwegian Equity - 2.29%
           Tandberg ASA ..............................................................                 10,400             $  101,899
                                                                                                                          ----------

      Portugal Equity - 1.87%
           Portugal Telecom, SGPS, SA - rights attached ..............................                 18,466                 82,967
                                                                                                                          ----------

      Singapore Equities - 4.34%
        (a)Flextronics International Ltd. ............................................                  6,900                 48,107
           Informatics Holdings Limited ..............................................                 71,800                 47,694
        (a)ST Assembly Test Services Limited - ADR ...................................                  5,000                 25,450
           Venture Corporation Limited ...............................................                 12,000                 71,513
                                                                                                                          ----------
                                                                                                                             192,764
                                                                                                                          ----------
      Spanish Equities - 4.93%
           Endesa SA .................................................................                  5,900                 53,308
        (a)Telefonica, SA - ADR ......................................................                  2,595                 57,972
           Union Fenosa, SA ..........................................................                  8,400                107,831
                                                                                                                          ----------
                                                                                                                             219,111
                                                                                                                          ----------
      Swedish Equities - 1.50%
           Nordea AB .................................................................                  2,540                 10,097
           Nordea AB .................................................................                 14,200                 56,347
                                                                                                                          ----------
                                                                                                                              66,444
                                                                                                                          ----------
      Swiss Equities - 5.07%
           Swiss Re ..................................................................                    900                 50,573
           Swisscom AG ...............................................................                    355                 98,598
           Synthes-Statec, Inc. ......................................................                    150                 76,302
                                                                                                                          ----------
                                                                                                                             225,473
                                                                                                                          ----------

           Total Common Stocks (Cost $5,944,692) ............................................................              4,521,569
                                                                                                                          ----------

INVESTMENT COMPANY - 0.47%

      Evergreen Select Money Market Fund Class I #495 ................................                 20,866                 20,866
           (Cost $20,866)                                                                                                 ----------


Total Value of Investments (Cost $5,965,558 (b)) .....................................                 102.22 %         $ 4,542,435
Liabilities in Excess of Other Assets ................................................                  (2.22)%             (98,754)
                                                                                                       ------           -----------
      Net Assets .....................................................................                 100.00 %         $ 4,443,681
                                                                                                       ======           ===========





                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ..........................................................................           $   260,582
           Unrealized depreciation ..........................................................................            (1,683,705)
                                                                                                                        -----------

                      Net unrealized depreciation ...........................................................           $(1,423,123)
                                                                                                                        ===========

      The following acronyms and abbreviations are used in this portfolio:

           AB - Aktiebolag (Swedish)                    NV - Naamloze Vennootschap (Dutch)
           ADR - American Depositary Receipt            PLC - Public Limited Company (British)
           AG - Aktiengesellschaft (German)             SA - Socieded Anonima (Spanish)
           CV - Convertible Securities (Mexican)        SA - Societe Anonyme (French)
           FDR - Fiduciary Depositary Receipt





























See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $5,965,558) ...............................................................           $ 4,542,435
      Income receivable (cost $6,769) .......................................................................                 6,793
      Receivable for investments sold .......................................................................                25,589
      Due from advisor (note 2) .............................................................................                 5,886
                                                                                                                        -----------

           Total assets .....................................................................................             4,580,703
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                 9,503
      Payable for investment purchases ......................................................................               118,635
      Disbursements in excess of cash on demand deposit .....................................................                 8,794
      Other payables ........................................................................................                    90
                                                                                                                        -----------

           Total liabilities ................................................................................               137,022
                                                                                                                        -----------

NET ASSETS
      (applicable to 694,549 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 4,443,681
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,443,681 / 694,549 shares) .........................................................................           $      6.40
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 7,100,208
      Undistributed net investment income ...................................................................                16,159
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,249,587)
      Net unrealized depreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................            (1,423,099)
                                                                                                                        -----------
                                                                                                                        $ 4,443,681
                                                                                                                        ===========


















See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends ....................................................................................               $    78,228
           Miscellaneous ................................................................................                     1,639
                                                                                                                        -----------

               Total income .............................................................................                    79,867
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                    28,264
           Fund administration fees (note 2) ............................................................                     4,946
           Custody fees .................................................................................                     3,510
           Registration and filing administration fees (note 2) .........................................                       936
           Fund accounting fees (note 2) ................................................................                    13,783
           Audit fees ...................................................................................                     7,220
           Legal fees ...................................................................................                     3,342
           Securities pricing fees ......................................................................                     3,825
           Shareholder recordkeeping fees ...............................................................                     9,000
           Other accounting fees (note 2) ...............................................................                     7,054
           Shareholder servicing expenses ...............................................................                     2,455
           Registration and filing expenses .............................................................                     3,510
           Printing expenses ............................................................................                     1,500
           Trustee fees and meeting expenses ............................................................                     2,006
           Other operating expenses .....................................................................                     1,755
                                                                                                                        -----------

               Total expenses ...........................................................................                    93,106
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) .....................................................                    (8,219)
                    Investment advisory fees waived (note 2) ............................................                   (28,264)
                                                                                                                        -----------

               Net expenses .............................................................................                    56,623
                                                                                                                        -----------

                    Net investment income ...............................................................                    23,244
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                  (776,846)
      Increase in unrealized depreciation on investments ................................................                (1,084,702)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (1,861,548)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations .....................................               $(1,838,304)
                                                                                                                        ===========





See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                      2002 (a)              2002
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

    Operations
       Net investment income ...................................................................     $   23,244          $   36,389
       Net realized loss from investment transactions and foreign currency translations ........       (776,846)           (432,247)
       Increase in unrealized depreciation on investments and translation of assets
           and liabilities in foreign currencies ...............................................     (1,084,702)           (119,888)
                                                                                                     ----------          ----------

           Net decrease in net assets resulting from operations ................................     (1,838,304)           (515,746)
                                                                                                     ----------          ----------

    Distributions to shareholders from
       Net investment income ...................................................................              0             (17,064)
       Tax return of capital ...................................................................              0             (12,156)
                                                                                                     ----------          ----------

           Decrease in net assets resulting from distributions .................................              0             (29,220)
                                                                                                     ----------          ----------

    Capital share transactions
       Increase in net assets resulting from capital share transactions (b) ....................         72,577           4,055,329
                                                                                                     ----------          ----------

                   Total (decrease) increase in net assets .....................................     (1,765,727)          3,510,363

NET ASSETS

    Beginning of period ........................................................................      6,209,408           2,699,045
                                                                                                     ----------          ----------

    End of period  (including undistributed net investment income
                    of $16,159 at September 30, 2002) ..........................................     $4,443,681          $6,209,408
                                                                                                     ==========          ==========


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Period ended                            Year ended
                                                                  September 30, 2002 (a)                     March 31, 2002

                                                               Shares               Value              Shares               Value
                                                             -----------------------------------------------------------------------

Shares sold ..............................................      150,157          $1,075,712             419,939          $4,153,572

Shares issued for reinvestment of distributions ..........            0                   0               2,910              26,298
                                                             ----------          ----------          ----------          ----------

                                                                150,157           1,075,712             422,849           4,179,870

Shares redeemed ..........................................     (142,658)         (1,003,135)            (13,732)           (124,541)
                                                             ----------          ----------          ----------          ----------

    Net increase .........................................        7,499          $   72,577             409,117          $4,055,329
                                                             ==========          ==========          ==========          ==========


See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended      Year ended        Year ended        Year ended
                                                               September 30,      March 31,         March 31,         March 31,
                                                                 2002 (a)           2002              2001            2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................   $    9.04        $     9.71        $    11.83        $    10.00

      (Loss) income from investment operations
           Net investment income ............................        0.03              0.05              0.03              0.02
           Net realized and unrealized (loss) gain on investments
               and translation of assets and liabilities
               in foreign currencies ........................       (2.67)            (0.68)            (1.83)             1.83
                                                               ----------        ----------        ----------        ----------
               Total from investment operations .............       (2.64)            (0.63)            (1.80)             1.85
                                                               ----------        ----------        ----------        ----------

      Distributions to shareholders from
           Net investment income ............................        0.00             (0.02)            (0.02)            (0.02)
           Tax return of capital ............................        0.00             (0.02)             0.00              0.00
           Net realized gain from investment transactions ...        0.00              0.00             (0.30)             0.00
                                                               ----------        ----------        ----------        ----------
               Total distributions ..........................        0.00             (0.04)            (0.32)            (0.02)
                                                               ----------        ----------        ----------        ----------

Net asset value, end of period ..............................  $     6.40        $     9.04        $     9.71        $    11.83
                                                               ==========        ==========        ==========        ==========

Total return ................................................      (29.20)%           (6.46)%          (15.67)%           18.56 %
                                                               ==========        ==========        ==========        ==========

Ratios/supplemental data
      Net assets, end of period .............................  $4,443,681        $6,209,408        $2,699,045        $1,647,537
                                                               ==========        ==========        ==========        ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........    3.29 %(c)         3.55 %            6.26 %            9.23 %(c)
           After expense reimbursements and waived fees .........    2.00 %(c)         2.00 %            2.00 %            2.00 %(c)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ........   (0.46)%(c)        (0.86)%           (3.95)%           (7.11)%(c)
           After expense reimbursements and waived fees .........    0.82 %(c)         0.69 %            0.30 %            0.12 %(c)

      Portfolio turnover rate ...................................   20.80 %            5.90 %           14.85 %           23.61 %


(a) Unaudited.
(b) For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(c) Annualized. See accompanying notes to financial statements



             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management International Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $130,839, $38,628,of which expires in the year 2009 and $92,211 of which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforward has been offset or expires.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D.   Distributions   to   Shareholders   -  The  Fund   will   make  a
               determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.





                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

               The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

               Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $28,264 ($0.04 per share) and has voluntarily agreed to reimburse $8,219 of the Fund's operating expenses for the period ended September 30, 2002.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services, plus 0.01% of annual average net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.





                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,369,729 and $1,148,427, respectively, for the period ended September 30, 2002.

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including The Brown Capital Management International Equity Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:


                                                                        Broker
Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0

The Brown Capital Management
Mutual Funds are a series of the
Nottingham Investment Trust II









For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Brown Capital Management
116 South Franklin Street                    1201 North Calvert Street
Post Office Drawer 4365                      Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069


Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-877-892-4BCM, 1-877-892-4226


World Wide Web @:                            World Wide Web @:

ncfunds.com                                  browncapital.com






                                                           [Company Logo Here]
                                                        BROWN CAPITAL MANAGEMENT

________________________________________________________________________________

                                    Wilbanks
                                  Smith &
                                     Thomas [Logo Here]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2002


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 89.54%

      Aerospace & Defense - 4.56%
           Lockheed Martin Corporation ...........................................                    3,500              $   226,345
           Raytheon Company ......................................................                    8,500                  249,050
                                                                                                                         -----------
                                                                                                                             475,395
                                                                                                                         -----------
      Beverages - 2.31%
           PepsiCo, Inc. .........................................................                    6,500                  240,175
                                                                                                                         -----------

      Brewery - 2.67%
           Anheuser-Busch Companies, Inc. ........................................                    5,500                  278,300
                                                                                                                         -----------

      Broadcast - Cable - 3.00%
        (a)Comcast Corporation ...................................................                   15,000                  312,900
                                                                                                                         -----------

      Computer Software & Services - 5.50%
           First Data Corporation ................................................                    8,000                  223,600
        (a)Microsoft Corporation .................................................                    8,000                  349,520
                                                                                                                         -----------
                                                                                                                             573,120
                                                                                                                         -----------
      Electrical Equipment - 2.53%
           Emerson Electric Company ..............................................                    6,000                  263,640
                                                                                                                         -----------

      Electronics - 2.84%
           General Electric Company ..............................................                   12,000                  295,800
                                                                                                                         -----------

      Electronics - Semiconductor - 3.42%
           Intel Corporation .....................................................                   14,000                  194,460
           Texas Instruments Incorporated ........................................                   11,000                  162,470
                                                                                                                         -----------
                                                                                                                             356,930
                                                                                                                         -----------
      Entertainment - 2.33%
        (a)Viacom Inc. ...........................................................                    6,000                  243,300
                                                                                                                         -----------

      Environmental Control - 2.68%
           Waste Management, Inc. ................................................                   12,000                  279,840
                                                                                                                         -----------

      Financial - Banks, Money Centers - 2.84%
           Citigroup Inc. ........................................................                   10,000                  296,500
                                                                                                                         -----------

      Food - Miscellaneous - 5.35%
           Kellogg Company .......................................................                    8,000                  266,000
           Kraft Foods Inc. ......................................................                    8,000                  291,680
                                                                                                                         -----------
                                                                                                                             557,680
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Managed Care Services - 6.14%
           AFLAC INCORPORATED ....................................................                   10,000              $   306,900
           Marsh & McLennan Companies, Inc. ......................................                    8,000                  333,120
                                                                                                                         -----------
                                                                                                                             640,020
                                                                                                                         -----------
      Insurance - Multiline - 3.15%
           American International Group, Inc. ....................................                    6,000                  328,200
                                                                                                                         -----------

      Machine - Construction & Mining - 2.14%
           Caterpillar Inc. ......................................................                    6,000                  223,320
                                                                                                                         -----------

      Medical Supplies - 5.90%
           Baxter International Inc. .............................................                    9,500                  290,225
           Johnson & Johnson .....................................................                    6,000                  324,480
                                                                                                                         -----------
                                                                                                                             614,705
                                                                                                                         -----------
      Oil & Gas - Equipment & Services - 2.95%
           Schlumberger Limited ..................................................                    8,000                  307,680
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.06%
           Exxon Mobil Corporation ...............................................                   10,000                  319,000
                                                                                                                         -----------

      Oil & Gas - International - 2.50%
           Royal Dutch Petroleum Company .........................................                    6,500                  261,105
                                                                                                                         -----------

      Packaging & Containers - 3.53%
           Kimberly - Clark Corporation ..........................................                    6,500                  368,160
                                                                                                                         -----------

      Pharmaceuticals - 6.73%
           Merck & Co., Inc. .....................................................                    9,000                  411,390
           Pfizer Inc. ...........................................................                   10,000                  290,200
                                                                                                                         -----------
                                                                                                                             701,590
                                                                                                                         -----------
      Publishing - Newspaper - 2.83%
           The New York Times Company ............................................                    6,500                  295,425
                                                                                                                         -----------

      Retail - Grocery - 2.78%
        (a)Safeway, Inc. .........................................................                   13,000                  289,900
                                                                                                                         -----------

      Retail - Specialty Line - 5.00%
           The Home Depot, Inc. ..................................................                   11,500                  300,150
           RadioShack Corporation ................................................                   11,000                  220,660
                                                                                                                         -----------
                                                                                                                             520,810
                                                                                                                         -----------




                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 2.80%
           Nokia Oyj - ADR ...........................................................                 22,000            $   291,500
                                                                                                                         -----------


           Total Common Stocks (Cost $11,221,490) ...........................................................              9,334,995
                                                                                                                         -----------


INVESTMENT COMPANIES - 9.26%

      Evergreen Money Market Fund Class I Shares #218 ................................                474,472                474,472
      Evergreen Select Money Market Fund Class I Shares #495 .........................                490,736                490,736
                                                                                                                         -----------

           Total Investment Companies (Cost $965,208) .......................................................                965,208
                                                                                                                         -----------


Total Value of Investments (Cost $12,186,698 (b)) ....................................                  98.80 %          $10,300,203
Other Assets Less Liabilities ........................................................                   1.20 %              125,352
                                                                                                       ------            -----------
      Net Assets .....................................................................                 100.00 %          $10,425,555
                                                                                                       ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................           $   415,868
           Unrealized depreciation ..........................................................................            (2,302,363)
                                                                                                                        -----------

                      Net unrealized depreciation ...........................................................           $(1,886,495)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $12,186,698) ........................................................                $ 10,300,203
      Cash ............................................................................................                       1,333
      Income receivable ...............................................................................                      11,908
      Receivable for investments sold .................................................................                     404,504
      Other assets ....................................................................................                       2,740
                                                                                                                       ------------

           Total assets ...............................................................................                  10,720,688
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      28,248
      Payable for investment purchases ................................................................                     266,885
                                                                                                                       ------------

           Total liabilities ..........................................................................                     295,133
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 10,425,555
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 16,493,743
      Accumulated net investment loss .................................................................                     (32,356)
      Accumulated net realized loss on investments ....................................................                  (4,149,337)
      Net unrealized depreciation on investments ......................................................                  (1,886,495)
                                                                                                                       ------------
                                                                                                                       $ 10,425,555
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($239,956 / 34,715 shares) .................................................................                $       6.91
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($9,167,652 / 1,282,694 shares) ............................................................                $       7.15
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,017,947 / 146,095 shares) ..............................................................                $       6.97
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $6.97) .........................................                $       7.24
                                                                                                                       ============













See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2002
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    86,966
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   49,167
           Fund administration fees (note 2) .............................................................                   11,472
           Distribution and service fees - Class C Shares (note 3) .......................................                    1,184
           Distribution and service fees - Investor Class Shares (note 3) ................................                    3,350
           Custody fees ..................................................................................                    3,871
           Registration and filing administration fees (note 2) ..........................................                    2,994
           Fund accounting fees (note 2) .................................................................                   23,156
           Audit fees ....................................................................................                    7,020
           Legal fees ....................................................................................                    5,838
           Securities pricing fees .......................................................................                    1,532
           Shareholder recordkeeping fees ................................................................                   15,000
           Other accounting fees (note 2) ................................................................                      528
           Shareholder servicing expenses ................................................................                    4,513
           Registration and filing expenses ..............................................................                    5,014
           Printing expenses .............................................................................                    6,418
           Amortization of deferred organization expenses (note 4) .......................................                    4,071
           Trustee fees and meeting expenses .............................................................                    2,006
           Other operating expenses ......................................................................                    3,508
                                                                                                                        -----------

               Total expenses ............................................................................                  150,642
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (31,320)
                                                                                                                        -----------

               Net expenses ..............................................................................                  119,322
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (32,356)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (1,497,765)
      Decrease in unrealized appreciation on investments .................................................               (2,611,646)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (4,109,411)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(4,141,767)
                                                                                                                        ===========







See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2002 (a)             2002
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................             $   (32,356)       $  (112,648)
         Net realized loss from investment transactions ................................              (1,497,765)        (2,240,369)
         (Decrease) increase in unrealized appreciation on investments .................              (2,611,646)         1,067,631
                                                                                                     -----------        -----------
              Net decrease in net assets resulting from operations .....................              (4,141,767)        (1,285,386)
                                                                                                     -----------        -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)              (1,768,809)           796,419
                                                                                                     -----------        -----------

                     Total decrease in net assets ......................................              (5,910,576)          (488,967)

NET ASSETS
     Beginning of period ...............................................................              16,336,131         16,825,098
                                                                                                     -----------        -----------

     End of period .....................................................................             $10,425,555        $16,336,131
                                                                                                     ===========        ===========


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                               ---------------------------------------------------------------------
                                                                        Period ended                            Year ended
                                                                   September 30, 2002 (a)                     March 31, 2002
                                                                  Shares             Value              Shares             Value
                                                               ---------------------------------------------------------------------
--------------------------------------------
              CLASS C SHARES
--------------------------------------------
Shares sold ................................                             0        $         0                  0        $         0
Shares redeemed ............................                        (5,576)           (44,467)            (4,564)           (45,277)
                                                               -----------        -----------        -----------        -----------
     Net decrease ..........................                        (5,576)       $   (44,467)            (4,564)       $   (45,277)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------
         INSTITUTIONAL CLASS SHARES
--------------------------------------------
Shares sold ................................                       173,193        $ 1,432,090            230,821        $ 2,286,349
Shares redeemed ............................                      (334,365)        (2,983,960)          (124,021)        (1,282,602)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...............                      (161,172)       $(1,551,870)           106,800        $ 1,003,747
                                                               ===========        ===========        ===========        ===========
--------------------------------------------
           INVESTOR CLASS SHARES
--------------------------------------------
Shares sold ................................                        15,996        $   152,696             16,127        $   167,954
Shares redeemed ............................                       (37,623)          (325,168)           (32,352)          (330,005)
                                                               -----------        -----------        -----------        -----------
     Net decrease ..........................                       (21,627)       $  (172,472)           (16,225)       $  (162,051)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------
               FUND SUMMARY
--------------------------------------------
Shares sold ................................                       189,189        $ 1,584,786            246,948        $ 2,454,303
Shares redeemed ............................                      (377,564)        (3,353,595)          (160,937)        (1,657,884)
                                                               -----------        -----------        -----------        -----------
     Net (decrease) increase ...............                      (188,375)       $(1,768,809)            86,011        $   796,419
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                  Period ended      Year ended       Year ended      Period ended
                                                                  September 30,      March 31,        March 31,        March 31,
                                                                    2002 (a)           2002             2001           2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................           $    9.63        $   10.54        $   13.99        $   13.05

      (Loss) income from investment operations
           Net investment loss .........................               (0.05)           (0.17)           (0.16)           (0.06)
           Net realized and unrealized (loss) gain
               on investments ..........................               (2.67)           (0.74)           (3.29)            1.00
                                                                   ---------        ---------        ---------        ---------

               Total from investment operations ........               (2.72)           (0.91)           (3.45)            0.94
                                                                   ---------        ---------        ---------        ---------

Net asset value, end of period .........................           $    6.91        $    9.63        $   10.54        $   13.99
                                                                   =========        =========        =========        =========

Total return ...........................................              (28.25)%          (8.63)%         (24.66)%           7.20 %
                                                                   =========        =========        =========        =========

Ratios/supplemental data
      Net assets, end of period ........................           $ 239,956        $ 387,977        $ 472,698        $ 453,984
                                                                   =========        =========        =========        =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees                2.96 %(c)        2.72 %           2.44 %           2.45 %(c)
           After expense reimbursements and waived fees                 2.50 %(c)        2.50 %           2.44 %           2.34 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees               (1.64)%(c)       (1.59)%          (1.45)%          (1.30)%(c)
           After expense reimbursements and waived fees                (1.18)%(c)       (1.37)%          (1.45)%          (1.19)%(c)

      Portfolio turnover rate ..........................               35.43 %          49.97 %          74.25 %          50.40 %

(a) Unaudited.

(b) For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(c) Annualized.












                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended      Year ended     Year ended      Year ended      Year ended
                                                       September 30,      March 31,      March 31,       March 31,       March 31,
                                                         2002 (a)          2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........       $      9.92     $     10.77     $     14.20     $     12.77     $     11.29

      (Loss) income from investment operations
           Net investment loss .................             (0.02)          (0.06)          (0.08)          (0.04)           0.00
           Net realized and unrealized (loss) gain
               on investments ..................             (2.75)          (0.79)          (3.35)           1.47            1.48
                                                       -----------     -----------     -----------     -----------     -----------

               Total from investment operations              (2.77)          (0.85)          (3.43)           1.43            1.48
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value, end of period .................       $      7.15     $      9.92     $     10.77     $     14.20     $     12.77
                                                       ===========     ===========     ===========     ===========     ===========

Total return ...................................            (27.92)%         (7.98)%        (24.08)%         11.20 %         13.11 %
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of period ................       $ 9,167,652     $14,322,067     $14,405,659     $16,737,026     $11,419,391
                                                       ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      2.23 %(b)       1.97 %          1.68 %          1.68 %          2.08 %
           After expense reimbursements and waived fees       1.75 %(b)       1.75 %          1.68 %          1.60 %          1.75 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees     (0.90)%(b)      (0.84)%         (0.69)%         (0.45)%         (0.35)%
           After expense reimbursements and waived fees      (0.42)%(b)      (0.62)%         (0.69)%         (0.37)%         (0.01)%

      Portfolio turnover rate ..................             35.43 %         49.97 %         74.25 %         50.40 %         31.11 %


(a) Unaudited.

(b) Annualized.











                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended     Year ended    Year ended    Year ended     Year ended
                                                           September 30,     March 31,     March 31,     March 31,      March 31,
                                                             2002 (a)         2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $    9.70      $    10.58     $    14.02     $    12.67     $    11.26

      (Loss) income from investment operations
           Net investment loss .........................        (0.04)          (0.13)         (0.18)         (0.10)         (0.04)
           Net realized and unrealized (loss) gain
               on investments ..........................        (2.69)          (0.75)         (3.26)          1.45           1.45
                                                            ----------     ----------     ----------     ----------     ----------

               Total from investment operations ........        (2.73)          (0.88)         (3.44)          1.35           1.41
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period .........................    $     6.97     $     9.70     $    10.58     $    14.02     $    12.67
                                                            ==========     ==========     ==========     ==========     ==========

Total return (b) .......................................       (28.14)%         (8.40)%       (24.47)%        10.66 %        12.52 %
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ........................    $1,017,947     $1,626,087     $1,946,741     $4,642,922     $2,539,131
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.73 %(c)      2.47 %         2.14 %         2.15 %         2.56 %
           After expense reimbursements and waived fees           2.25 %(c)      2.25 %         2.14 %         2.10 %         2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.41)%(c)     (1.34)%        (1.13)%        (0.93)%        (0.84)%
           After expense reimbursements and waived fees          (0.93)%(c)     (1.12)%        (1.13)%        (0.88)%        (0.53)%

      Portfolio turnover rate ..........................         35.43 %        49.97 %        74.25 %        50.40 %        31.11 %

(a) Unaudited.

(b) Total return does not reflect payment of a sales charge.

(c) Annualized.












                                                                                      See accompanying notes to financial statements



                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust (the "Trustees") approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $1,606,471, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008 and $1,203,981 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $31,320 ($0.02 per share) for the period ended September 30, 2002.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                                WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002
                                   (Unaudited)



          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2002, the Distributor retained sales charges in the amount of $2.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $3,350 of such expenses for the Investor Class Shares and $1,184 of such expenses for the Class C Shares under the Plan for the period ended September 30, 2002.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

          All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $4,318,825 and $6,273,803, respectively, for the period ended September 30, 2002.

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                               September 30, 2002
                                   (Unaudited)



A special meeting of shareholders of The Nottingham Investment Trust II ("Trust") and each fund of the Trust, including WST Growth Fund was held at the offices of NC Shareholder Services, LLC, in Rocky Mount, North Carolina, on Wednesday, September 4, 2002 at 3:00 p.m.

At this special meeting, the shareholders elected three Trustees to serve on the Board of Trustees for the Trust: James H. Speed, Jr., Richard K. Bryant and Keith A. Lee. Trustees whose terms continued after the meeting were Jack E. Brinson and J. Buckley Strandberg.

The shareholders of the Trust entitled to vote at the special meeting voted (or abstained) as follows:



Election of Trustees     Votes For       Votes Against   Abstained    Non- Votes
--------------------     ---------       -------------   ---------    ----------
James H. Speed, Jr.    10,408,111.536     16,640.101     32,749.000       0

Richard K. Bryant      10,419,690.963      5,060.674     32,749.000       0

Keith A. Lee           10,414,888.874      9,862.763     32,749.000       0